Richard J. Coyle Partner	Chapman and Cutler LLP 320 South Canal Street Chicago, Illinois 60606 T 312.845.3724 rcoyle@chapman.com

December 3, 2024

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bitwise Funds Trust
(Registration Nos. 333-264900; 811-23801)

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) for the Registrant for Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF (formerly, Bitwise Bitcoin Optimum Roll Strategy ETF), Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF (formerly, Bitwise Ethereum Strategy ETF) and Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF (formerly, Bitwise Bitcoin and Ether Equal Weight Strategy ETF), each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 13 was filed electronically with the Securities and Exchange Commission on December 2, 2024.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3724.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Richard Coyle
Richard Coyle

Enclosures